Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2019 and Dec. 31, 2018.

Loans	Dec. 31,
(in millions)	2019	2018
Domestic:
Commercial	$1,442	$1,949
Commercial real estate	5,575	4,787
Financial institutions	4,852	5,091
Lease financings	537	706
Wealth management loans and mortgages	16,050	15,843
Other residential mortgages	494	594
Overdrafts	524	1,550
Other	1,167	1,181
Margin loans	11,907	13,343
Total domestic	42,548	45,044
Foreign:
Commercial	347	183
Commercial real estate	7	—
Financial institutions	7,626	6,492
Lease financings	576	551
Wealth management loans and mortgages	140	122
Other (primarily overdrafts)	2,230	4,031
Margin loans	1,479	141
Total foreign	12,405	11,520
Total loans (a)	$54,953	$56,564
(a)
Net of unearned income of $313 million at Dec. 31, 2019 and $358 million at Dec. 31, 2018 primarily related to domestic and foreign lease financings.

Summary of Transactions in the Allowance for Credit Losses
Activity in the allowance for credit losses is presented below.

Allowance for credit losses activity for the year ended Dec. 31, 2019					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Charge-offs	(12)	—	—	—	(1)	(1)	—		—	(14)
Recoveries	—	—	—	—	—	3	—		—	3
Net (charge-offs) recoveries	(12)	—	—	—	(1)	2	—		—	(11)
Provision	(9)	1	(2)	(2)	—	(5)	—		(8)	(25)
Ending balance	$60	$76	$20	$3	$20	$13	$—		$24	$216
Allowance for:
Loan losses	$11	$57	$5	$3	$18	$13	$—		$15	$122
Lending-related commitments	49	19	15	—	2	—	—		9	94
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$15	$—	$—		$—	$15
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,442	$5,575	$4,852	$537	$16,035	$494	$13,598	(a)	$12,405	$54,938
Allowance for loan losses	11	57	5	3	18	13	—		15	122

(a)	Includes $524 million of domestic overdrafts, $11,907 million of margin loans and $1,167 million of other loans at Dec. 31, 2019.

Allowance for credit losses activity for the year ended Dec. 31, 2018					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	2	—		1	3
Net recoveries	—	—	—	—	—	1	—		1	2
Provision	4	(1)	(1)	(3)	(1)	(5)	—		(4)	(11)
Ending balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Allowance for:
Loan losses	$24	$56	$7	$5	$18	$16	$—		$20	$146
Lending-related commitments	57	19	15	—	3	—	—		12	106
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$4	$—	$—		$—	$4
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,949	$4,787	$5,091	$706	$15,839	$594	$16,074	(a)	$11,520	$56,560
Allowance for loan losses	24	56	7	5	18	16	—		20	146

(a)	Includes $1,550 million of domestic overdrafts, $13,343 million of margin loans and $1,181 million of other loans at Dec. 31, 2018.

Allowance for credit losses activity for the year ended Dec. 31, 2017					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	5	—		—	5
Net recoveries	—	—	—	—	—	4	—		—	4
Provision	(5)	3	(3)	(5)	(1)	(12)	—		(1)	(24)
Ending balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Allowance for:
Loans losses	$24	$58	$7	$8	$18	$20	$—		$24	$159
Unfunded commitments	53	18	16	—	4	—	—		11	102
Individually evaluated for impairment:
Loan balance	$—	$—	$1	$—	$5	$—	$—		$—	$6
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$2,744	$4,900	$5,567	$772	$16,415	$708	$17,783	(a)	$12,645	$61,534
Allowance for loan losses	24	58	7	8	17	20	—		24	158
(a)
Includes $963 million of domestic overdrafts, $15,689 million of margin loans and $1,131 million of other loans at Dec. 31, 2017.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31,
	2019	2018
Nonperforming loans:
Other residential mortgages	$62	$67
Wealth management loans and mortgages	24	9
Total nonperforming loans	86	76
Other assets owned	3	3
Total nonperforming assets	$89	$79

Lost Interest Income
The table below presents the amount of lost interest income.

Lost interest
(in millions)	2019	2018	2017
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$—	$—
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$6	$5	$5
Foreign	—	—	—

Information about Impaired Loans
The tables below present information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2019		2018		2017
(in millions)	Average recorded investment	Interest revenue recognized	Average recorded investment	Interest revenue recognized	Average recorded investment	Interest revenue recognized
Impaired loans with an allowance:
Commercial	$39	$—	$—	$—	$—	$—
Financial institutions	—	—	—	—	1	—
Wealth management loans and mortgages	—	—	1	—	2	—
Lease financings	—	—	—	—	1	—
Total impaired loans with an allowance	39	—	1	—	4	—
Impaired loans without an allowance: (a)
Wealth management loans and mortgages	11	—	4	—	3	—
Total impaired loans	$50	$—	$5	$—	$7	$—

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2019			Dec. 31, 2018
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans without an allowance: (b)
Wealth management loans and mortgages	$15	$15	N/A	$4	$4	N/A
Total impaired loans (c)	$15	$15	$—	$4	$4	$—

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2019 and Dec. 31, 2018, respectively. The allowance for loan losses associated with these loans totaled less than $1 million at both Dec. 31, 2019 and Dec. 31, 2018, respectively.

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2019				Dec. 31, 2018
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Financial institutions	$1	$30	$—	$31	$3	$3	$—	$6
Wealth management loans and mortgages	22	5	—	27	22	1	5	28
Commercial real estate	6	12	—	18	1	—	—	1
Other residential mortgages	8	3	—	11	12	6	7	25
Total past due loans	$37	$50	$—	$87	$38	$10	$12	$60

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category

The following tables present information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category	Commercial		Commercial real estate		Financial institutions
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2019	2018	2019	2018	2019	2018
Investment grade	$1,744	$2,036	$5,045	$4,184	$10,265	$9,586
Non-investment grade	45	96	537	603	2,213	1,997
Total	$1,789	$2,132	$5,582	$4,787	$12,478	$11,583

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
	Dec. 31,
(in millions)	2019	2018
Wealth management loans:
Investment grade	$7,254	$6,901
Non-investment grade	140	106
Wealth management mortgages	8,796	8,958
Total	$16,190	$15,965